Regulatory Requirements - Schedule of Capital Requirements (Details) - USD ($)		Sep. 30, 2024	Mar. 31, 2024
Capital Requirements on Foreign Financial Institutions [Line Items]
Minimum Regulatory Capital Requirements		$ 398,979	$ 396,123
Capital Levels Maintained		1,256,143	1,712,784
Excess Net Capital		$ 857,164	$ 1,316,661
Percent of Requirement Maintained		315.00%	432.00%
I Win Securities Limited [Member]
Capital Requirements on Foreign Financial Institutions [Line Items]
Minimum Regulatory Capital Requirements		$ 386,109	$ 383,345
Capital Levels Maintained		1,193,207	1,640,332
Excess Net Capital		$ 807,098	$ 1,256,987
Percent of Requirement Maintained		309.00%	428.00%
I Win Asset Management Limited [Member]
Capital Requirements on Foreign Financial Institutions [Line Items]
Minimum Regulatory Capital Requirements	[1]	$ 12,870	$ 12,778
Capital Levels Maintained	[1]	62,936	72,452
Excess Net Capital	[1]	$ 50,066	$ 59,674
Percent of Requirement Maintained	[1]	489.00%	567.00%

[1]	I Win Asset Management Limited is only required to file its regulatory returns in June and December of every year. The capital levels presented above as of September 30, 2024 and March 31, 2024, reflects the position as submitted in its regulatory return as of June 2024 and December 2023, respectively.